EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of fair value measurement inputs and valuation techniques

As of November 7, 2023
2023 Warrant
Risk-free rate of return	4.37%
Estimated volatility rate	53.29%
Dividend yield	0%
Spot price of underling ordinary share	0.88
Exercise price	$1.8
Fair value of warrant	$926

As of July 3, 2022
2022 Warrant
Risk-free rate of return	2.60%
Estimated volatility rate	57.21%
Dividend yield	0%
Spot price of underling ordinary share	1.035
Exercise price	$1
Fair value of warrant	$2,027